Retail Shares | ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND INC.
ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND
INVESTMENT OBJECTIVE
The Fund's investment objective is long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge reductions if you and members of your family invest, or agree to invest in the future, at least $100,000 in AllianceBernstein Mutual Funds. More information about these and other discounts is available from your financial intermediary and in Investing in the Funds--Sales Charge Reduction Programs on page 50 of this Prospectus and in Purchase of Shares--Sales Charge Reduction Programs on page 113 of the Funds' SAI.

SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees - Retail Shares ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND INC. (USD $)	CLASS A SHARES	CLASS B SHARES		CLASS C SHARES		ADVISOR CLASS SHARES
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.25%	none		none		none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price or redemption proceeds, whichever is lower)	none	4.00%	[1]	1.00%	[2]	none
Exchange Fee	none	none		none		none
[1]	Class B shares automatically convert to Class A shares after eight years.The CDSC decreases over time. For Class B shares the CDSC decreases 1.00% annually to 0% after the fourth year.
[2]	For Class C shares, the CDSC is 0% after the first year.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Retail Shares ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND INC.	CLASS A SHARES		CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
Management Fees	0.75%		0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.30%		1.00%	1.00%	none
Other Expenses: Transfer Agent	0.28%		0.35%	0.31%	0.28%
Other Expenses	0.07%		0.08%	0.07%	0.07%
Total Other Expenses	0.35%		0.43%	0.38%	0.35%
Total Annual Fund Operating Expenses	1.40%		2.18%	2.13%	1.10%
Fee Waiver and/or Expense Reimbursement	(0.15%)	[1]	none	none	none
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.25%		2.18%	2.13%	1.10%
[1]	The fee waiver and/or expense reimbursement agreement will remain in effect until November 1, 2012 and will be automatically extended for one-year terms unless terminated by the Adviser upon 60 days' notice to the Fund prior to the end of the Fund's fiscal year.

EXAMPLES
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Fund's operating expenses stay the same and that the fee waiver is in effect for only the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Retail Shares ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND INC. (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
After 1 Year	547	621	316	112
After 3 Years	835	882	667	350
After 5 Years	1,145	1,169	1,144	606
After 10 Years	2,021	2,316	2,462	1,340

You would pay the following expenses if you did not redeem your shares at the end of the period:
Expense Example, No Redemption - Retail Shares ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND INC. (USD $)	CLASS A SHARES	CLASS B SHARES	CLASS C SHARES	ADVISOR CLASS SHARES
After 1 Year	547	221	216	112
After 3 Years	835	682	667	350
After 5 Years	1,145	1,169	1,144	606
After 10 Years	2,021	2,316	2,462	1,340

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys or sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These transaction costs, which are not reflected in the Annual Fund Operating Expenses or in the Examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 158% of the average value of its portfolio.

PRINCIPAL STRATEGIES
The Fund invests primarily in equity securities of a limited number of large, carefully selected, high-quality U.S. companies. The Adviser tends to focus on those companies that have strong management, superior industry positions, excellent balance sheets and superior earnings growth prospects. Under normal circumstances, the Fund will invest at least 80% of its net assets in common stocks of large-capitalization companies.

For these purposes, "large-capitalization companies" are those that, at the time of investment, have market capitalizations within the range of market capitalizations of companies appearing in the Russell 1000(R) Growth Index. While the market capitalizations of companies in the Russell 1000(R) Growth Index ranged from approximately $1.1 billion to $400.9 billion as of June 30, 2011, the Fund normally will invest in common stocks of companies with market capitalizations of at least $5 billion at the time of purchase.

The Adviser expects that normally the Fund's portfolio will tend to emphasize investments in securities issued by U.S. companies, although it may invest in foreign securities. The Fund is designed for those seeking to accumulate capital over time with less volatility than that associated with investments in smaller companies. Normally, the Fund invests in about 50-70 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Fund's net assets. The Fund is thus atypical from most equity mutual funds in its focus on a relatively small number of intensively researched companies.

PRINCIPAL RISKS
. MARKET RISK: The value of the Fund's assets will fluctuate as the stock or bond market fluctuates. The value of its investments may decline, sometimes rapidly and unpredictably, simply because of economic changes or other events that affect large portions of the market. It includes the risk that a particular style of investing, such as growth, may underperform the market generally.

. FOCUSED PORTFOLIO RISK: Investments in a limited number of companies may have more risk because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund's net asset value or, NAV.

. FOREIGN (NON-U.S.) RISK: Investments in securities of non-U.S. issuers may involve more risk than those of U.S. issuers. These securities may fluctuate more widely in price and may be less liquid due to adverse market, economic, political, regulatory or other factors.

. DERIVATIVES RISK: Investments in derivatives may be illiquid, difficult to price, and leveraged so that small changes may produce disproportionate losses for the Fund, and may be subject to counterparty risk to a greater degree than more traditional investments.

. MANAGEMENT RISK: The Fund is subject to management risk because it is an actively managed investment fund. The Adviser will apply its investment techniques and risk analyses in making investment decisions for the Fund, but there is no guarantee that its techniques will produce the intended results.

As with all investments, you may lose money by investing in the Fund.

BAR CHART AND PERFORMANCE INFORMATION
The bar chart and performance information provide an indication of the historical risk of an investment in the Fund by showing:

. how the Fund's performance changed from year to year over ten years; and

. how the Fund's average annual returns for one, five and ten years compare to those of a broad-based securities market index.

You may obtain updated performance information on the Fund's website at www.AllianceBernstein.com (click on "Pricing & Performance").

The Fund's past performance before and after taxes, of course, does not necessarily indicate how it will perform in the future.

BAR CHART
The annual returns in the bar chart are for the Fund's Class A shares and do not reflect sales loads. If sales loads were reflected, returns would be less than those shown. Through September 30, 2011, the year-to-date unannualized return for Class A shares was -10.21%.

During the period shown in the bar chart, the Fund's: BEST QUARTER WAS UP 16.51%, 3RD QUARTER, 2009; AND WORST QUARTER WAS DOWN -19.84%, 3RD QUARTER, 2001.
PERFORMANCE TABLE AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns - Retail Shares ALLIANCEBERNSTEIN LARGE CAP GROWTH FUND INC.		1 YEAR	5 YEARS	10 YEARS
CLASS A SHARES	[1]	4.78%	2.64%	(1.18%)
CLASS A SHARES Return After Taxes on Distributions	[1]	4.78%	2.64%	(1.18%)
CLASS A SHARES Return After Taxes on Distributions and Sale of Fund Shares	[1]	3.11%	2.26%	(1.00%)
CLASS B SHARES		4.36%	2.68%	(1.36%)
CLASS C SHARES		7.42%	2.73%	(1.50%)
ADVISOR CLASS SHARES		6.18%	3.27%	(0.40%)
Russell 1000 (R) Growth Index (reflects no deduction for fees, expenses, or taxes)		16.71%	3.75%	0.02%
[1]	After-tax returns: -Are shown for Class A shares only and will vary for Class B, Class C and Advisor Class shares because these Classes have different expense ratios; -Are an estimate, which is based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and are likely to differ from those shown; and -Are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.